Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2023
Prospectus Date	rr_ProspectusDate	Mar. 31, 2023
Eventide Gilead Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Gilead Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because Russell Midcap Growth Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Eventide Gilead Fund

Effective April 1, 2023, the Eventide Gilead Fund’s primary benchmark will change from the S&P 500 Total Return Index to the Russell Midcap Growth Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmark. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class N Shares	1 Year	5 Years	10 Years
Return Before Taxes	(34.05)%	8.25%	13.39%
Return After Taxes on Distributions	(34.85)%	7.19%	12.78%
Return After Taxes on Distributions and Sale of Fund Shares	(19.56)%	6.55%	11.30%
Class A Shares	1 Year	5 Years	10 Year
Return Before Taxes	(37.87)%	6.94%	12.68%
Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	(35.19)%	7.39%	12.48%
Class I Shares
Return Before Taxes	(33.92)%	8.47%	13.62%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)[1]	(26.72)%	7.64%	11.41%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	9.42%	12.56%
1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because Russell Midcap Growth Index better represents the Fund’s investment strategy.

Eventide Gilead Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.72%)	[1]
5 Years	rr_AverageAnnualReturnYear05	7.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.41%	[1]
Eventide Gilead Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[1]
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAGX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(37.87%)
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	12.68%
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCGX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(35.19%)
5 Years	rr_AverageAnnualReturnYear05	7.39%
10 Years	rr_AverageAnnualReturnYear10	12.48%
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETGLX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(34.05%)
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	13.39%
Eventide Gilead Fund | Eventide Gilead Fund Class N | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(34.85%)
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	12.78%
Eventide Gilead Fund | Eventide Gilead Fund Class N | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.56%)
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	11.30%
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETILX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(33.92%)
5 Years	rr_AverageAnnualReturnYear05	8.47%
10 Years	rr_AverageAnnualReturnYear10	13.62%
Eventide Healthcare & Life Sciences Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Healthcare & Life Sciences Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Eventide Healthcare & Life Sciences Fund

Effective April 1, 2023, the Eventide Healthcare and Life Sciences Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmark. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	5 Years	10 years
Return Before Taxes	(24.44)%	6.26%	14.75%
Return After Taxes on Distributions	(24.44)%	4.88%	13.93%
Return After Taxes on Distributions and Sale of Fund Shares	(14.47)%	4.73%	12.40%
Class C Shares
Return Before Taxes	(21.21)%	6.73%	14.58%
Class N Shares
Return Before Taxes	(19.77)%	7.59%	15.51%
Class I Shares
Return Before Taxes	(19.62)%	7.80%	15.73%
S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(25.62)%	(0.27)%	11.14%%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	9.42%	12.56%

1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.

Eventide Healthcare & Life Sciences Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[2]
5 Years	rr_AverageAnnualReturnYear05	9.42%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.56%	[2]
Eventide Healthcare & Life Sciences Fund | S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(25.62%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.27%)	[2]
10 Years	rr_AverageAnnualReturnYear10	11.14%	[2]
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAHX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(24.44%)
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	14.75%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(24.44%)
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	13.93%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.47%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCHX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.21%)
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	14.58%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNHX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.77%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	15.51%
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIHX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.62%)
5 Years	rr_AverageAnnualReturnYear05	7.80%
10 Years	rr_AverageAnnualReturnYear10	15.73%
Eventide Exponential Technologies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Eventide Exponential Technologies Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Eventide Exponential Technologies Fund

Effective April 1, 2023, the Eventide Exponential Technologies Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index, and the Exponential Technologies Blended Index

and the S&P Total Return Index will be the Fund’s supplemental benchmarks. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	Since inception (6/30/2020)
Return Before Taxes	(48.24)%	(2.29)%
Return After Taxes on Distributions	(48.24)%	(2.51)%
Return After Taxes on Distributions and Sale of Fund Shares	(28.56)%	(1.77)%
Class C Shares
Return Before Taxes	(45.56)%	(0.72)%
Class N Shares
Return Before Taxes	(45.08)%	0.05%
Class I Shares
Return Before Taxes	(44.98)%	0.25%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(35.36)%	1.10%
Exponential Technologies Blended Index (reflects no deduction for fees, expenses or taxes)[2]	(35.04)%	1.44%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	10.62%

1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.
2.	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector.

Eventide Exponential Technologies Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%	[3]
Eventide Exponential Technologies Fund | S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.36%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[3]
Eventide Exponential Technologies Fund | Exponential Technologies Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.04%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%	[4]
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETAEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(48.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(48.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.51%)
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(45.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(45.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIEX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(44.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2020

[1]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because Russell Midcap Growth Index better represents the Fund’s investment strategy.
[2]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.
[3]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.
[4]	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector.